Significant accounting policies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Significant accounting policies
Significant accounting policies

2Significant accounting policies

Basis of preparation

This unaudited condensed consolidated interim financial report for the half-year reporting period ended 30 June 2022 has been prepared in accordance with International Financial Reporting Standards (IFRS) applicable to the preparation of interim financial statements, IAS 34 Interim Financial Reporting.

The interim report does not include all the notes of the type normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the annual report for the year ended 31 December 2021.

The accounting policies adopted are consistent with those of the previous financial year.

The unaudited condensed consolidated interim financial report has been prepared on a historical cost basis, as modified by the revaluation of certain financial assets and liabilities (including derivative financial instruments) which are recognized at fair value through profit and loss.

Items included in the unaudited condensed consolidated interim financial report are measured using the currency of the primary economic environment in which the entity and its subsidiaries operate (‘the functional currency’). The financial information is presented in pounds sterling (‘£’ or ‘GBP’), which is the Group’s functional and presentation currency, and all amounts are presented in and rounded to the nearest thousand unless otherwise indicated.

2Significant accounting policies(continued)

Basis of consolidation

Vertical Aerospace Ltd is the parent of the Group. Details of the material subsidiaries are as follows:

Name of subsidiary	Principal activity	Registered office	Proportion of ownership interest and voting rights held 2022	2021
Vertical Aerospace Group Limited (“VAGL”)	Development and commercialisation of eVTOL technologies.	Unit 1, Camwal Court, Bristol, United Kingdom BS2 0UW	100%	100%

All intercompany balances and transactions have been eliminated in consolidation.

Significant accounting policies and key accounting estimates

The accounting policies adopted are consistent with those of the previous financial year, with the exception of newly adopted policies as discussed below.

Going concern

Management has prepared a cashflow forecast for the Group and have demonstrated the ability for the Group to continue as a going concern for the foreseeable future, being at least 12 months after approving this report. Therefore, management has prepared the financial information on a going concern basis.

The Group is currently in the research and development phase of its journey to commercialization of eVTOL technology. It is generating minimal revenue.

Management has prepared a cash flow model detailing the cash inflows and outflows of the Group. There are inherent risks in producing a forecast given the complexities of working in an emerging industry. For example, components needed for the development of the eVTOL prototypes may prove more costly than anticipated. As such, there can be no assurance that the timing and costs necessary to complete the development of eVTOL vehicles will prove accurate.

It is evident that future cash is required for the Group to reach the point where it is due to start generating revenues in its business plan. The cashflow forecast for the Group demonstrates that the Group has sufficient cash to fund its activity for a period of 12 months from the date of approval of this report.

Management has assessed the Group’s ability to continue as a going concern for 12 months by modelling several scenarios of varying activity going forward. Given the level of cash invested into the company and the current trajectory, management has concluded that the Group can continue as a going concern for at least 12 months from the date of approving this report.

Changes in accounting policy

A number of amended standards became applicable for the current reporting period. The group did not have to change its accounting policies or make retrospective adjustments as a result of adopting these amended standards

a)	Property, Plant and Equipment: Proceeds before Intended Use — Amendments to IAS 16
b)	Onerous Contracts – Cost of Fulfilling a Contract — Amendments to IAS 37

2Significant accounting policies (continued)

c)	Annual Improvements to IFRS Standards 2018-2020
d)	Reference to the Conceptual Framework — Amendments to IFRS 3.

2Significant accounting policies

Presentation of these financial statements

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The capital reorganization

On December 15, 2021 the Company consummated the capital reorganization pursuant to the Business Combination Agreement dated June 10, 2021.

On the closing date the Company acquired all of the ordinary shares of VAGL, from VAGL shareholders, in consideration for the issuance of ordinary shares in the Company, by way of a share for share exchange (the “share acquisition”), such that VAGL became a wholly owned subsidiary of the Company.

At the same time Broadstone (Broadstone Acquisition Corp., a Cayman Islands exempted company), a special purpose acquisition company, merged with and into Merger Sub (Vertical Merger Sub Ltd., a Cayman Islands exempted company).

As a result of which (a) the separate corporate existence of Merger Sub ceased and Broadstone continued as the surviving company, (b) each issued and outstanding security of Broadstone was cancelled, in exchange for an equivalent security of the Company, (c) each issued and outstanding founder share was transferred to the Company, in consideration for one Company ordinary share.

2Significant accounting policies (continued)

Additionally, certain investors concurrently subscribed for and purchased £71,594 thousand of ordinary shares of the Company (“PIPE Financing”).

The Business Combination is accounted for as a capital reorganization in accordance with IFRS. Under this method of accounting, Broadstone is treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination is treated as the equivalent of the VAGL issuing shares at the closing of the Business Combination for the net assets of Broadstone as of the closing date, accompanied by a recapitalization.

The reorganization, which was not within the scope of IFRS 3 since Broadstone did not meet the definition of a business, was accounted for within the scope of IFRS 2. Accordingly, the Company recorded a one-time non-cash expense of £84,712 thousand, recognized as a share listing expense, based on the excess of the fair value of Company shares issued considering a fair value of a share, at $10.68 per share over the fair value of Broadstone’s identifiable net assets (see note 7).

The Business Combination generated gross cash proceeds of approximately £218,303 thousand, including £71,594 thousand proceeds from the PIPE Financing. This also included £141,981 thousand from Convertible Senior Secured Notes, consummated simultaneously with the Business Combination.

Basis of preparation

The consolidated financial statements have been prepared on a historical cost basis, as modified by the revaluation of certain financial assets and liabilities (including derivative financial instruments) which are recognized at fair value through profit or loss.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the company’s accounting policies.

The functional currency of the Company is US Dollars (‘$’ or ‘USD’) and the functional currency of VAGL is pounds sterling (‘£’ or ‘GBP’). The financial statements are presented in pounds sterling (‘£’ or ‘GBP’), which is the Group’s presentation currency. Items included in the financial statements are measured using the currency of the primary economic environment in which the entity and its subsidiaries operate (“the functional currency”). Cumulative translation adjustments resulting from translating foreign functional currency financial statements into GBP are reported within other reserves. All amounts are presented in and rounded to the nearest thousand unless otherwise indicated.

Basis of consolidation

Vertical Aerospace Ltd is the parent of the Group. Details of the material subsidiaries are as follows:

			Proportion of
			ownership
			interest and
			voting rights held
Name of subsidiary	Principal activity	Registered office	2021	2020
Vertical Aerospace Group Limited (“VAGL”)	Development and commercialization of eVTOL technologies.	Unit 1, Camwal Court, Bristol, United Kingdom BS2 0UW	100%	—%

On October 31, 2021 the VAGL disposed of its 100% investment in Vertical Aerospace Engineering Limited for nominal consideration.

2Significant accounting policies (continued)

The consolidated financial statements incorporate the financial positions and the results of operations of the Group. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The financial statements of the subsidiaries are prepared for the same reporting period as the Company using consistent accounting policies. Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated.

COVID-19 Pandemic

In March 2020, the World Health Organization declared the outbreak of COVID-19 a global pandemic. The rapid spread of COVID-19 caused volatility and disruption in financial markets and prompted governments and businesses to take unprecedented measures such as travel restrictions, quarantines, shelter-in-place orders, and business shutdowns. These measures resulted in the majority of the Group’s workforce working from home with a small number of teams remaining onsite. We continue to take actions as may be recommended by government authorities or in the best interests of our employees.

Summary of significant accounting policies and key accounting estimates

The principal accounting policies applied in the preparation of these financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

Going concern

The Group is currently in the research and development phase of its journey to commercialization of eVTOL technology. It is generating minimal revenue.

Management has prepared a cash flow model detailing the cash inflows and outflows of the Group. There are inherent risks in producing a forecast given the complexities of working in an emerging industry. For example, components needed for the development of the eVTOL prototypes may prove more costly than anticipated. As such, there can be no assurance that the timing and costs necessary to complete the development of eVTOL vehicles will prove accurate.

Several scenarios have been modelled and it is evident that future cash is required for the Group to reach the point where it is due to start generating revenues in its business plan. However, given the level of cash invested into the company and the current trajectory, management has concluded that no material uncertainties exist about the Group’s ability to continue as a going concern for at least 12 months from the date of approving these financial statements.

Changes in accounting policy

The Group adopted the following standards and amendments for the first time from the annual reporting period commencing January 1, 2021:

Interest Rate Benchmark Reform — phase 2

The amendments listed above did not have any impact on the amounts recognised in prior periods and are not expected to significantly affect the current or future periods.

No new accounting standards and interpretations that have been published and are not mandatory for December 31, 2022 reporting periods have been early adopted by the Group or are expected to have a material impact on the Group in current or future reporting periods.

2Significant accounting policies (continued)

Revenue recognition

Revenues are minimal to the Group and are generated from the performance of engineering consultancy services to customers.

IFRS 15 deals with revenue recognition and establishes principles for reporting useful information to users of financial statements about the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity’s contracts with customers.

IFRS principles are applied using the following 5 step model:

1.	Identify the contracts with the customer
2.	Identify the performance obligations in the contract
3.	Determine the transaction price
4.	Allocate the transaction price to the performance obligations in the contract
5.	Recognise revenue when or as the entity satisfies its performance obligations

The revenue for the Group relates solely to engineering consultancy services and revenue is recognised once the Group has satisfied the performance conditions. The contracts that the Group enters into comprise payments when certain milestones are met. Revenue is recognised at each milestone event and only if the milestone is met.

Government grants

Government grants are recognised as Other operating income and are recognised in the period when the expense to which the grant relates is incurred. Grants are only recognised when there is a signed grant offer letter or equivalent from the government body and there is reasonable assurance that the Group will be able to satisfy all conditions of the grant.

The Group is the recipient of R&D tax credits in the UK. These tax credits are presented within Other operating income.

Receivables relating to government grants are presented in Trade and other receivables at their fair value.

Research and development expenses

Research expenditure is charged to profit or loss in the period in which it occurred.

Development expenditure is recognised as an intangible asset when it is probable that the project will generate future economic benefit, considering factors such as technological, commercial and regulatory feasibility. Other development expenditure is charged to profit or loss in the period in which it occurred. Refer to note 3 Critical accounting judgements and key sources of estimation uncertainty for a discussion on the judgement of this classification.

The amounts included in research and development expenses include staff costs for staff working directly on research and development projects and for expenses directly attributable to a research project, excluding software costs.

2Significant accounting policies (continued)

Finance income and costs

Finance income and costs includes the fair value movement on publicly traded warrants and convertible loan notes.

Finance expense includes interest payable and is recognised in profit or loss using the effective interest method.

Interest income is recognised in profit or loss as it accrues, using the effective interest method.

Foreign currency transactions and balances

Transactions in foreign currencies are initially recorded at the functional currency rate prevailing at the date of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates, are recognised in profit or loss. Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. Translation differences arising from the consolidation of subsidiaries whose functional currency differs to the presentational currency of the group are recoded within other comprehensive income.

The most important exchange rates that have been used in preparing the financial statements are:

Closing rate as at December 31, 2021: USD $1 = GBP £0.7420

Average rate for the year ending December 31, 2021: USD $1 = GBP £0.7270

Non-monetary items measured in terms of historical cost in a foreign currency are not retranslated.

Tax

The tax expense for the period comprises current tax and deferred tax. Tax is recognised in profit or loss, except that a change attributable to an item of income or expense recognised as other comprehensive income is also recognised directly in other comprehensive income.

The current income tax charge is calculated on the basis of tax rates and laws that have been enacted or substantively enacted by the reporting date in the countries where the company operates and generates taxable income.

Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The group measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

2Significant accounting policies (continued)

Deferred tax is provided on temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The following temporary differences are not provided for: the initial recognition of goodwill; the initial recognition of assets or liabilities that affect neither accounting nor taxable profit other than in a business combination, and differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the balance sheet date.

Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.

Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority.

Property, plant and equipment

Property, plant and equipment is stated at cost, less any subsequent accumulated depreciation and subsequent accumulated impairment losses.

The cost of property, plant and equipment includes directly attributable incremental costs incurred in their acquisition and installation.

Depreciation

Depreciation is charged so as to write off the cost of assets over their estimated useful lives, as follows:

Asset class	Depreciation method and rate
Leasehold property under right of use	Straight line over term of lease
Computer equipment	3 years straight line
Leasehold improvements	5 – 9 years straight line

Intangible assets

Intangible assets are carried at cost, less accumulated amortization and impairment losses.

Computer software licences acquired for use within the Company are capitalized as an intangible asset on the basis of the costs incurred to acquire and bring to use the specific software.

Amortization

Amortization is provided on intangible assets so as to write off the cost on a straight-line basis, less any estimated residual value, over their expected useful economic life as follows:

Asset class	Amortization method and rate
IT software	3 years straight line

2Significant accounting policies (continued)

Business combinations and goodwill

The purchase method is used to account for the acquisition of subsidiaries by the Group. The cost of an acquisition is measured as the fair value of the assets given, equity instruments issued, and liabilities incurred or assumed at the date of exchange. Identifiable assets acquired and liabilities and contingent liabilities assumed are measured initially at their fair values on the date of acquisition. The excess of the cost of acquisition over the fair value of the Group’s share of identifiable net assets, including intangible assets acquired, is recorded as goodwill. If the cost of acquisition is less than the fair value of the Group’s share of net assets of the subsidiary acquired, the difference is recognised directly in profit or loss.

Goodwill is stated at cost, less any accumulated impairment losses. Goodwill is tested annually for impairment or when there are indicators of impairment.

Cash at bank

Cash at bank is held on deposit with financial institutions located within the United Kingdom and is immediately available. Management has assessed the financial institutions that hold the Company’s cash at bank to be financially sound, with minimal credit risk in existence.

Trade and other receivables

Trade receivables are amounts due from customers for services performed in the ordinary course of business. If collection is expected in one year or less, they are classified as current assets. If not, they are presented as non-current assets.

Trade receivables are recognised initially at the transaction price. They are subsequently measured at amortised cost using the effective interest method, less provision for impairment. A provision for the impairment of trade receivables is established using an expected credit loss model as per the Group’s accounting policy for the impairment of financial assets.

Other receivables represent amounts due from parties who are not customers and are measured at amortized cost.

Trade and other payables

Trade and other payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.

Trade and other payables are recognised initially at the transaction price and subsequently measured at amortized cost using the effective interest method.

Borrowings

All borrowings are initially recorded at the amount of proceeds received, net of transaction costs. Borrowings are subsequently carried at amortized cost, with the difference between the proceeds, net of transaction costs, and the amount due on redemption being recognised as a charge to profit or loss over the period of the relevant borrowing using the effective interest method.

Borrowings are classified as current liabilities unless the company has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.

2Significant accounting policies (continued)

Provisions

Provisions are recognised when the company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation.

Provisions are measured at management’s best estimate of the expenditure required to settle the obligation at the reporting date and are discounted to present value where the effect is material.

Leases

Definition

A lease is a contract, or part of a contract, that conveys the right to use an asset or a physically distinct part of an asset (‘the underlying asset’) for a period of time in exchange for consideration. Further, the contract must convey the right to the company to control the asset or a physically distinct portion thereof. A contract is deemed to convey the right to control the underlying asset, if throughout the period of use, the company has the right to:

Obtain substantially all the economic benefits from the use of the underlying asset, and; Direct the use of the underlying asset (for example, directing how and for what purpose the asset is used).

Initial recognition and measurement

The company initially recognizes a lease liability for the obligation to make lease payments and a right-of-use asset for the right to use the underlying asset for the lease term.

The lease liability is measured at the present value of the lease payments to be made over the lease term. The lease payments include fixed payments, purchase options at exercise price (where reasonably certain), expected amount of residual value guarantees, termination option penalties (where reasonably certain) and variable lease payments that depend on an index or rate.

The right of use asset is initially measured at the amount of the lease liability, adjusted for lease prepayments, lease incentives received, the company’s initial direct costs and an estimate of restoration, removal and dismantling costs.

Subsequent measurement

After the commencement date, the company measures the lease liability by:

(a)	Increasing the carrying amount to reflect interest on the lease liability;
(b)	Reducing the carrying amount to reflect the lease payments made; and
(c)	Re-measuring the carrying amount to reflect any reassessment or lease modifications or to reflect revised in substance fixed lease payments or on the occurrence of other specific events.

2Significant accounting policies (continued)

Interest on the lease liability in each period during the lease term is the amount that produces a constant periodic rate of interest on the remaining balance of the lease liability. Interest charges are included in finance costs in profit or loss, unless the costs are included in the carrying amount of another asset applying other applicable standards. Variable lease payments not included in the measurement of the lease liability, are included in operating expenses in the period in which the event or condition that triggers them arises.

Right-of-use assets

The related right-of-use asset is accounted for using the cost model in IFRS 16 and depreciated and charged in accordance with the depreciation requirements of IAS 16 Property, Plant and Equipment as disclosed in the accounting policy for Property, Plant and Equipment. Adjustments are made to the carrying value of the right of use asset where the lease liability is re-measured in accordance with the above. Right of use assets are tested for impairment in accordance with IAS 36 Impairment of Assets as disclosed in the accounting policy in impairment.

Short term and low value leases

The company has made an accounting policy election, by class of underlying asset, not to recognize lease assets and lease liabilities for leases with a lease term of 12 months or less (short term leases).

The company has made an accounting policy election on a lease-by-lease basis, not to recognize lease assets on leases for which the underlying asset is of low value.

Lease payments on short term and low value leases are accounted for on a straight-line bases over the term of the lease or other systematic basis. Short term and low value lease payments are included in operating expenses.

Impairment (non-financial assets)

All assets are reviewed for impairment when there is an indicator of impairment. In addition, goodwill is reviewed for impairment at least annually. An impairment loss is recognised whenever the carrying amount of an asset or its cash-generating unit exceeds its recoverable amount.

The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

Share capital

Ordinary shares are classified as equity. Equity instruments are measured at the fair value of the cash or other resources received or receivable, net of the direct costs of issuing the equity instruments. If payment is deferred and the time value of money is material, the initial measurement is on a present value basis.

Employee Benefits

A defined contribution plan is a pension plan under which fixed contributions are paid into a separate entity and has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods.

2Significant accounting policies (continued)

For defined contribution plans, contributions are paid into publicly or privately administered pension insurance plans on a mandatory or contractual basis. The contributions are recognized as employee benefit expense when they are due.

Liabilities for wages and salaries, including non-monetary benefits and annual leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service, are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as accruals and classified as current liabilities in the balance sheet.

Share based payments — Enterprise Management Incentive and 2021 Incentive Plan

The Company operates an equity-settled, share based compensation plan, under which the entity receives services from employees as consideration for equity instruments (share options or shares). The fair value of the employee services received in exchange for the grant of the shares is recognised as an expense. The total amount to be expensed is determined by reference to the fair value of the shares granted:

●	including any market performance conditions (for example, an entity’s share price);
●	excluding the impact of any service and non-market performance vesting conditions (for example, remaining an employee of the entity over a specified time period); and
●	including the impact of any non-vesting conditions.

Non-market performance and service conditions are included in assumptions about the number of shares that are expected to vest. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. In addition, in some circumstances employees may provide services in advance of the grant date and therefore, the grant date fair value is estimated for the purposes of recognizing the expense during the period between service commencement period and grant date.

At the end of each reporting period, the Company revises its estimates of the number of shares that are expected to vest based on the non-market vesting conditions. The Company recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.

See note 23 for further details.

Other non-current share-based payments were made during the year as detailed within the significant accounting policy for the capital reorganization. Further information is included with the critical accounting judgements and key sources of estimation uncertainty.

Financial instruments

Financial instruments are contracts that give rise to a financial asset for one entity and to a financial liability or equity instrument for another entity. Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the marketplace (regular way trades) are recognized on the settlement date.The company recognizes financial assets and financial liabilities in the statement of financial position when, and only when, the company becomes party to the contractual provisions of the financial instrument. Financial assets and financial liabilities are offset, and the net amount is reported in the statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

2Significant accounting policies (continued)

Financial assets

The Group’s financial assets include cash at bank and other financial assets. Financial assets are initially measured at fair value plus, in the case of a financial asset not measured at fair value through profit or loss, transaction costs. Trade receivables are measured at their transaction price.

For all financial assets the Group has the objective to hold financial assets in order to collect the contractual cash flows. The contractual terms of all the Group’s financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the outstanding amount. All financial assets are therefore measured at amortized cost.

Impairment of financial assets — expected credit losses (“ECL”)

All financial assets measured at amortized cost are required to be impaired at initial recognition in the amount of their expected credit loss (“ECL”), based on the difference between the contractual and expected cash flows

The simplification available for financial instruments with a low credit risk (“low credit risk exemption”) is applied as of the reporting date. Factors that can contribute to a low credit risk assessment are debtor specific rating information and related outlooks. The requirement for classification with a low credit risk is regarded to be fulfilled for counterparties that have at least an investment grade rating; in this case there is no need to monitor credit risks for financial instruments with a low credit risk.

Financial liabilities

The Group’s financial liabilities include warrants, lease liabilities, convertible loans, trade and other payables, and other financial liabilities. Financial liabilities are classified as measured at amortized cost or fair value through profit or loss (“FVTPL”). All financial liabilities are recognized initially at fair value less, in the case of a financial liability not at fair value through profit or loss, directly attributable transaction costs.

Financial liabilities at FVTPL are measured at fair value and gains and losses resulting from changes in fair value are recognized in finance income/expenses. The Group only accounts for convertible loans and warrants as a financial liability at FVTPL. All other financial liabilities are subsequently measured at amortized cost.

An embedded derivative in a hybrid contract, with a financial liability or a non-financial host, is separated from the host and accounted for as a separate derivative if: the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss. The assessment whether to separate an embedded derivative is done only once at initial recognition of the hybrid contract. Reassessment only occurs if there is a change in the terms of the contract that significantly modifies the cash flows.

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability.

2Significant accounting policies (continued)

Convertible Loans

Convertible loans are bifurcated into a debt component and a conversion right if the latter is an equity instrument. The conversion right of a convertible loan is not an equity instrument but a liability if some conversion features of the loan lead to a conversion into a variable number of shares. In this case it has to be assessed if embedded derivatives need to be separated from the host contract. If this is the case, the remaining host contract is measured at amortized cost and the separated embedded derivative is measured at fair value through profit or loss until the loan is converted into equity or becomes due for repayment. The conversion features and other repayment options provided for in the contract are identified as a combined embedded derivative if they share the same risk exposure and are interdependent.

Warrant Liabilities

Public warrants are recognized as liabilities in accordance with IFRS 9 at fair value. The liabilities are subject to re-measurement at each balance sheet date until exercised. Private warrants linked to sales targets are recognised within equity as these satisfy the “fix to fix” criterion within IAS 32.

Fair value measurements

IFRS 13 clarifies that fair value is a market price, representing the amount received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is a market-based measurement, determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier hierarchy is established as follows:

Level 1Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2Other than quoted prices included in level 1, inputs that are observable for the asset or liability, either directly or indirectly, for suitability for the full term of the asset or liability.

Level 3Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.